Income taxes	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Income taxes

Note 9 Income taxes
Pillar Two legislation
The Organisation for Economic
Co-operation
and Development’s
two-pillar
plan includes a
15
% global
minimum corporate tax on certain multinational enterprises (Pillar Two). Pillar Two legislation in certain countries in which RBC operates became effective for us beginning November 1, 2024, including the Global Minimum Tax Act (GMTA) in Canada, which increased RBC’s effective tax rate by approximately 1.6% for the three months ended January 31, 2025.